UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1685

Name of Registrant:	Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1:	Schedule of Investments

Vanguard Morgan Growth Fund
Schedule of Investments
June 30, 2006

	Shares	Market Value ($000)

Common Stocks (93.5%)

Consumer Discretionary (13.9%)
The Walt Disney Co.	3,411,200	102,336
News Corp., Class A	3,327,400	63,820
Staples, Inc.	2,310,650	56,195
* Viacom Inc. Class B	1,469,900	52,681
Starwood Hotels&Resorts Worldwide, Inc.	721,600	43,541
Hilton Hotels Corp.	1,436,000	40,610
Darden Restaurants Inc.	880,300	34,684
Abercrombie&Fitch Co.	608,255	33,715
Black&Decker Corp.	382,200	32,281
Sherwin-Williams Co.	586,200	27,833
Home Depot, Inc.	623,500	22,315
International Game Technology	585,800	22,225
American Eagle Outfitters, Inc.	605,600	20,615
* Comcast Corp. Class A	596,751	19,538
* Career Education Corp.	630,300	18,840
D. R. Horton, Inc.	743,733	17,716
Brinker International, Inc.	451,700	16,397
Yum! Brands, Inc.	319,100	16,041
Dollar General Corp.	1,125,300	15,732
Lowe's Cos., Inc.	256,800	15,580
Claire's Stores, Inc.	531,400	13,556
Target Corp.	245,100	11,978
^ Garmin Ltd.	110,000	11,598
J.C. Penney Co., Inc. (Holding Co.)	160,900	10,862
NIKE, Inc. Class B	126,000	10,206
Barnes&Noble, Inc.	275,100	10,041
Omnicom Group Inc.	112,400	10,014
* Kohl's Corp.	166,000	9,814
Thor Industries, Inc.	184,500	8,939
* Starbucks Corp.	230,600	8,707
Williams-Sonoma, Inc.	242,100	8,244
KB Home	176,900	8,111
* EchoStar Communications Corp. Class A	259,900	8,008
The McGraw-Hill Cos., Inc.	138,900	6,977
* MGM Mirage, Inc.	168,300	6,867
Polo Ralph Lauren Corp.	118,000	6,478
Limited Brands, Inc.	246,300	6,303
Harman International Industries, Inc.	70,000	5,976
Meredith Corp.	111,200	5,509
* DIRECTV Group, Inc.	326,226	5,383
* DreamWorks Animation SKG, Inc.	226,200	5,180
* Las Vegas Sands Corp.	62,100	4,835
Best Buy Co., Inc.	88,050	4,829
International Speedway Corp.	99,000	4,591
Harley-Davidson, Inc.	80,000	4,391
Nordstrom, Inc.	117,400	4,285
Boyd Gaming Corp.	94,600	3,818
Harte-Hanks, Inc.	130,500	3,346
News Corp., Class B	161,353	3,256
TJX Cos., Inc.	135,700	3,102
* Bed Bath&Beyond, Inc.	88,500	2,935
* NVR, Inc.	5,920	2,908
* Liberty Media-Interactive A	139,374	2,406
* Liberty Media Capital A	27,874	2,335
* Univision Communications Inc.	64,200	2,151
Johnson Controls, Inc.	22,300	1,834
Clear Channel Communications, Inc.	55,299	1,711
Washington Post Co. Class B	2,100	1,638
Family Dollar Stores, Inc.	43,454	1,062
* Getty Images, Inc.	15,594	990
Advance Auto Parts, Inc.	31,770	918
* Comcast Corp. Special Class A	10,156	333
Regal Entertainment Group Class A	6,400	130

		909,250

Consumer Staples (4.8%)
The Procter&Gamble Co.	1,223,275	68,014
PepsiCo, Inc.	939,300	56,396
Altria Group, Inc.	551,200	40,475
Wal-Mart Stores, Inc.	797,100	38,396
The Pepsi Bottling Group, Inc.	467,400	15,027
Alberto-Culver Co. Class B	259,400	12,638
Walgreen Co.	276,600	12,403
Brown-Forman Corp. Class B	164,493	11,753
Colgate-Palmolive Co.	155,700	9,326
CVS Corp.	300,200	9,216
The Kroger Co.	362,600	7,926
Costco Wholesale Corp.	138,599	7,918
Anheuser-Busch Cos., Inc.	148,800	6,784
Sysco Corp.	120,600	3,686
Kellogg Co.	75,000	3,632
Estee Lauder Cos. Class A	81,400	3,148
The Clorox Co.	27,800	1,695
McCormick&Co., Inc.	33,600	1,127
* Energizer Holdings, Inc.	17,200	1,007

		310,567

Energy (7.4%)
ConocoPhillips Co.	1,196,900	78,433
GlobalSantaFe Corp.	1,060,000	61,214
Patterson-UTI Energy, Inc.	1,782,681	50,468
XTO Energy, Inc.	1,031,162	45,650
* Petro-Canada	594,654	28,318
Schlumberger Ltd.	386,600	25,172
Petroleo Brasileiro Series A ADR	315,000	25,150
Kinder Morgan, Inc.	206,000	20,577
* Unit Corp.	357,600	20,344
EOG Resources, Inc.	256,500	17,786
* Grant Prideco, Inc.	359,600	16,092
Halliburton Co.	175,400	13,016
Tidewater Inc.	256,500	12,620
* Nabors Industries, Inc.	272,000	9,191
ENSCO International, Inc.	183,200	8,431
Chesapeake Energy Corp.	258,000	7,804
Diamond Offshore Drilling, Inc.	92,200	7,738
* Transocean Inc.	88,400	7,100
Baker Hughes, Inc.	84,000	6,875
Rowan Cos., Inc.	186,000	6,620
Occidental Petroleum Corp.	63,400	6,502
BJ Services Co.	97,700	3,640
* Pride International, Inc.	46,500	1,452

		480,193

Financials (8.1%)
UBS AG	616,000	67,575
* E*TRADE Financial Corp.	2,148,200	49,022
* CB Richard Ellis Group, Inc.	1,480,900	36,874
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	262,000	35,717
W.R. Berkley Corp.	915,623	31,250
ACE Ltd.	599,400	30,324
AFLAC Inc.	543,700	25,200
American International Group, Inc.	402,486	23,767
The Goldman Sachs Group, Inc.	132,300	19,902
IndyMac Bancorp, Inc.	416,400	19,092
Host Marriott Corp. REIT	794,075	17,366
American Express Co.	310,500	16,525
Synovus Financial Corp.	450,800	12,072
Hudson City Bancorp, Inc.	860,400	11,469
TD Ameritrade Holding Corp.	764,500	11,322
State Street Corp.	194,700	11,310
Northern Trust Corp.	202,500	11,198
SEI Investments Co.	207,800	10,157
Ambac Financial Group, Inc.	111,000	9,002
Moody's Corp.	145,800	7,940
* AmeriCredit Corp.	268,000	7,482
The Chicago Mercantile Exchange	11,900	5,845
Prudential Financial, Inc.	75,000	5,828
Progressive Corp. of Ohio	220,400	5,666
Charles Schwab Corp.	330,155	5,276
* Berkshire Hathaway Inc. Class B	1,630	4,960
SLM Corp.	89,900	4,758
Federated Investors, Inc.	149,900	4,722
Franklin Resources Corp.	48,900	4,245
Golden West Financial Corp.	54,800	4,066
MBIA, Inc.	68,800	4,028
Capital One Financial Corp.	42,701	3,649
Forest City Enterprise Class A	58,127	2,901
BlackRock, Inc.	18,900	2,630
* CBOT Holdings, Inc. Class A	14,600	1,746
Simon Property Group, Inc. REIT	13,800	1,145
General Growth Properties Inc. REIT	23,300	1,050
^ The St. Joe Co.	21,000	977
Investors Financial Services Corp.	20,600	925

		528,983

Health Care (15.1%)
AstraZeneca Group PLC ADR	1,328,700	79,483
Johnson&Johnson	873,000	52,310
Schering-Plough Corp.	2,691,720	51,223
Abbott Laboratories	1,124,100	49,022
Merck&Co., Inc.	1,340,000	48,816
Sanofi-Aventis	480,768	46,827
* Coventry Health Care Inc.	794,175	43,632
* Express Scripts Inc.	540,400	38,768
Becton, Dickinson&Co.	602,100	36,806
Medtronic, Inc.	756,699	35,504
Cardinal Health, Inc.	516,800	33,246
* Biogen Idec Inc.	559,500	25,922
* Community Health Systems, Inc.	676,100	24,847
* Endo Pharmaceuticals Holdings, Inc.	690,600	22,776
* Amgen, Inc.	347,300	22,654
Shionogi&Co., Ltd.	1,241,000	22,182
Eisai Co., Ltd.	453,100	20,432
* Intuitive Surgical, Inc.	169,400	19,984
AmerisourceBergen Corp.	451,300	18,918
UnitedHealth Group Inc.	408,400	18,288
* WellPoint Inc.	223,272	16,248
Dade Behring Holdings Inc.	357,200	14,874
* ICOS Corp.	589,100	12,954
* Hospira, Inc.	294,400	12,642
Mylan Laboratories, Inc.	626,700	12,534
* Genentech, Inc.	139,299	11,395
*^ Amylin Pharmaceuticals, Inc.	229,400	11,325
Bausch&Lomb, Inc.	209,700	10,284
* Alkermes, Inc.	535,000	10,122
Applera Corp.-Applied Biosystems Group	307,900	9,960
* Thermo Electron Corp.	273,200	9,901
McKesson Corp.	208,500	9,858
Quest Diagnostics, Inc.	148,000	8,868
* Laboratory Corp. of America Holdings	138,500	8,619
CIGNA Corp.	86,807	8,551
* Gilead Sciences, Inc.	134,600	7,962
* Techne Corp.	151,300	7,704
Aetna Inc.	170,872	6,823
* Barr Pharmaceuticals Inc.	140,500	6,700
Caremark Rx, Inc.	131,900	6,578
Baxter International, Inc.	174,901	6,429
Wyeth	138,798	6,164
* Boston Scientific Corp.	302,024	5,086
* Sierra Health Services, Inc.	108,000	4,863
HCA Inc.	112,300	4,846
Allergan, Inc.	44,600	4,784
* Genzyme Corp.	78,200	4,774
* Invitrogen Corp.	65,800	4,347
* Zimmer Holdings, Inc.	72,827	4,131
* Lincare Holdings, Inc.	107,275	4,059
* Cephalon, Inc.	58,680	3,527
PerkinElmer, Inc.	167,300	3,497
* Kinetic Concepts, Inc.	75,876	3,350
* Millennium Pharmaceuticals, Inc.	320,600	3,196
* Forest Laboratories, Inc.	75,299	2,913
* ImClone Systems, Inc.	49,400	1,909
Stryker Corp.	43,200	1,819
* Health Net Inc.	14,400	649

		985,885

Industrials (13.6%)
General Electric Co.	2,404,400	79,249
The Boeing Co.	845,800	69,279
Emerson Electric Co.	733,800	61,500
Manpower Inc.	896,300	57,901
Parker Hannifin Corp.	730,000	56,648
Rockwell Collins, Inc.	911,700	50,937
Norfolk Southern Corp.	731,500	38,930
Joy Global Inc.	718,050	37,403
Illinois Tool Works, Inc.	700,600	33,279
C.H. Robinson Worldwide Inc.	621,400	33,121
Fluor Corp.	275,000	25,556
Cummins Inc.	193,700	23,679
* AMR Corp.	920,800	23,407
General Dynamics Corp.	309,400	20,253
Robert Half International, Inc.	439,000	18,438
Caterpillar, Inc.	228,700	17,033
United Technologies Corp.	266,700	16,914
3M Co.	194,300	15,694
W.W. Grainger, Inc.	199,800	15,031
The Corporate Executive Board Co.	144,500	14,479
United Parcel Service, Inc.	172,500	14,202
* Thomas&Betts Corp.	226,300	11,609
Lockheed Martin Corp.	137,700	9,879
FedEx Corp.	84,500	9,875
Avery Dennison Corp.	169,100	9,818
Gol-Linhas Aereas Inteligentes S.A	267,216	9,486
Union Pacific Corp.	98,300	9,138
Burlington Northern Santa Fe Corp.	109,800	8,702
Waste Management, Inc.	234,100	8,400
Rockwell Automation, Inc.	113,100	8,144
* Alliant Techsystems, Inc.	104,000	7,940
L-3 Communications Holdings, Inc.	89,600	6,758
Precision Castparts Corp.	112,516	6,724
Masco Corp.	224,900	6,666
Fastenal Co.	159,600	6,430
* Allied Waste Industries, Inc.	533,600	6,062
PACCAR, Inc.	71,800	5,915
* USG Corp.	65,500	4,777
Equifax, Inc.	133,100	4,571
Aramark Corp. Class B	136,800	4,529
Herman Miller, Inc.	151,300	3,899
J.B. Hunt Transport Services, Inc.	144,700	3,604
* McDermott International, Inc.	70,800	3,219
* Monster Worldwide Inc.	54,815	2,338
Knight Transportation, Inc.	55,000	1,111
Republic Services, Inc. Class A	20,700	835
Deere&Co.	6,800	568
* Raytheon Co. Warrants Exp. 6/16/11	4,580	58

		883,988

Information Technology (25.3%)
Microsoft Corp.	7,697,475	179,351
* Oracle Corp.	9,168,800	132,856
* Cisco Systems, Inc.	5,215,100	101,851
QUALCOMM Inc.	1,700,700	68,147
Accenture Ltd.	2,171,500	61,497
* LAM Research Corp.	1,230,400	57,361
* Altera Corp.	2,950,000	51,772
* Network Appliance, Inc.	1,397,400	49,328
National Semiconductor Corp.	2,017,600	48,120
* Fiserv, Inc.	1,021,900	46,353
Nokia Corp. ADR	2,083,200	42,206
* Dell Inc.	1,647,500	40,215
* Western Digital Corp.	2,002,500	39,679
* Red Hat, Inc.	1,674,800	39,190
Intel Corp.	1,776,500	33,665
Jabil Circuit, Inc.	1,226,600	31,401
SAP AG	145,000	30,476
* NVIDIA Corp.	1,360,800	28,971
Hewlett-Packard Co.	885,700	28,059
* Advanced Micro Devices, Inc.	1,108,600	27,072
CDW Corp.	481,400	26,308
* Google Inc.	62,500	26,208
Global Payments Inc.	471,100	22,872
Motorola, Inc.	1,131,899	22,808
* DST Systems, Inc.	381,500	22,699
International Business Machines Corp.	253,200	19,451
Harris Corp.	465,300	19,315
* EMC Corp.	1,570,500	17,228
Microchip Technology, Inc.	509,000	17,077
* Mercury Interactive Corp.	447,000	15,629
Texas Instruments, Inc.	479,300	14,518
* NCR Corp.	394,300	14,447
* Apple Computer, Inc.	247,300	14,126
* Corning, Inc.	548,300	13,263
Molex, Inc.	392,600	13,180
* Amdocs Ltd.	352,300	12,894
* Autodesk, Inc.	357,800	12,330
* Ingram Micro, Inc. Class A	601,400	10,903
* Yahoo! Inc.	326,300	10,768
* Mettler-Toledo International Inc.	175,500	10,630
Fair Isaac, Inc.	281,800	10,231
First Data Corp.	224,100	10,093
* Agilent Technologies, Inc.	295,900	9,339
Amphenol Corp.	161,600	9,043
* eBay Inc.	276,600	8,102
* Ceridian Corp.	321,039	7,846
Applied Materials, Inc.	479,099	7,800
* Agilent Technologies, Inc.	149,200	7,700
* Freescale Semiconductor, Inc. Class B	261,300	7,681
Automatic Data Processing, Inc.	169,200	7,673
* Cadence Design Systems, Inc.	435,200	7,464
Hon Hai Precision Industry Co., Ltd.	1,159,669	7,160
Electronic Data Systems Corp.	287,200	6,910
* CheckFree Corp.	135,708	6,726
* Adobe Systems, Inc.	213,800	6,491
* Teradyne, Inc.	436,800	6,085
* salesforce.com, Inc.	215,000	5,732
* Compuware Corp.	764,400	5,121
* Intuit, Inc.	80,700	4,873
* BMC Software, Inc.	203,199	4,856
* Hewitt Associates, Inc.	190,151	4,275
ADTRAN Inc.	175,400	3,934
* Broadcom Corp.	129,800	3,900
* Vishay Intertechnology, Inc.	221,800	3,489
* McAfee Inc.	108,514	2,634
* MEMC Electronic Materials, Inc.	51,700	1,939
* Lucent Technologies, Inc.	631,500	1,528
* Symantec Corp.	85,688	1,332
* Alliance Data Systems Corp.	19,776	1,163
* Flextronics International Ltd.	57,026	606
* Avaya Inc.	27,900	319

		1,646,269

Materials (3.1%)
Freeport-McMoRan Copper&Gold, Inc. Class B	1,557,664	86,310
Newmont Mining Corp. (Holding Co.)	616,098	32,610
Nucor Corp.	535,600	29,056
Martin Marietta Materials, Inc.	259,300	23,635
Phelps Dodge Corp.	122,696	10,081
* Pactiv Corp.	385,000	9,529
Allegheny Technologies Inc.	100,500	6,959
Monsanto Co.	14,300	1,204

		199,384

Telecommunication Services (0.8%)
Sprint Nextel Corp.	1,753,004	35,043
* NII Holdings Inc.	149,000	8,401
* Qwest Communications International Inc.	888,500	7,188
Telephone&Data Systems, Inc.	106,400	4,405

		55,037

Utilities (0.6%)
* AES Corp.	1,760,900	32,489
* Allegheny Energy, Inc.	151,136	5,603
Questar Corp.	25,200	2,028

		40,120

Exchange-Traded Fund (0.8%)
^1 Vanguard Growth ETF	1,044,900	55,390

Total Common Stocks
(Cost $5,527,044)		6,095,066

Temporary Cash Investments (6.9%)

Money Market Fund (4.0%)

(2)Vanguard Market Liquidity Fund, 5.136%	262,414,216	262,414

	Face
	Amount
	($000)

Repurchase Agreement (2.4%)

Goldman Sachs&Co.
5.280%, 7/3/06
(Dated 6/30/06, Repurchase Value $ (155,869,000)
Collaterized by Federal National Mortgage Assn.,
4.000%-6.500% 4/1/12-11/01/35)	155,800	155,800

U.S. Agency Obligations (0.5%)

(3)Federal Home Loan Bank
(4)5.382%, 9/29/2006	14,000	13,823
(3)Federal Home Loan Mortgage Corp.
(4)4.968%, 7/18/2006	5,000	4,989
(3)Federal National Mortgage Assn
(4)4.847%, 7/5/2006	14,000	13,996

		32,808

Total Temporary Cash Investments
(Cost $451,010)		451,022

Total Investments (100.4%)
(Cost $5,978,054)		6,546,088

Other Assets and Liabilities - Net (-0.4%)		(26,331)

Net Assets (100%)		6,519,757

* Non-income-producing security.
^Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
4 Securities with a value of $32,808,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2006, the cost of investment securities for tax purposes was $5,978,054,000. Net unrealized appreciation of investment securities for tax purposes was $568,034,000, consisting of unrealized gains of $778,284,000 on securities that had risen in value since their purchase and $210,250,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	792	50,664	700
S&P 500 Index	606	193,829	1,064

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD MORGAN GROWTH FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.